Retirement Employee Benefits - Schedule of Main Actuarial Assumptions at Reporting Date (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Abstract]
Discount of the projected benefit obligation at present value	8.00%	7.10%	7.40%
Salary increase	6.00%	6.80%	6.80%
Remaining labor life	16 years 1 month 6 days	17 years 8 months 12 days	17 years 7 months 6 days
Inflation	7.10%	6.75%	6.00%